TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
TRADE AND OTHER RECEIVABLES [Text Block]
11. TRADE AND OTHER RECEIVABLES

Trade and other receivables of the Company are comprised of:

	December 31, 2017	December 31, 2016
Trade receivables	$4,038	$6,353
Value added taxes and other taxes receivable	14,984	9,534
Other	1,340	586
	$20,362	$16,473